Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Translation Reserves	Other Reserves	Accumulated Deficit	Total	Non-controlling Interest
Beginning balance at Dec. 31, 2020	$ (375,216)	$ 0	$ 152,732	$ (19,905)	$ 99,821	$ (607,657)	$ (375,009)	$ (207)
Loss for the period	(195,960)					(196,282)	(196,282)	322
Other comprehensive loss
Currency translation differences	399			399			399
Total comprehensive loss for the period	(195,561)			399		(196,282)	(195,883)	322
Equity compensation plans	25,281					25,281	25,281
Issue of other equity instruments	(1,968)		(1,968)				(1,968)
Transaction with owners, recognized directly in equity	23,313		(1,968)			25,281	23,313
Changes in non-controlling interests						(422)	(422)	422
Ending balance at Jun. 30, 2021	(547,464)	0	150,764	(19,506)	99,821	(779,080)	(548,001)	537
Beginning balance at Dec. 31, 2021	162,596	0	754,023	(19,706)	104,957	(676,223)	163,051	(455)
Loss for the period	(203,568)					(203,707)	(203,707)	139
Other comprehensive loss
Currency translation differences	34,959			34,959			34,959
Total comprehensive loss for the period	(168,609)			34,959		(203,707)	(168,748)	139
Equity compensation plans	17,417					17,417	17,417
Shares issued on exercise of share options	4,091		4,091				4,091
Transaction with owners, recognized directly in equity	21,508		4,091			17,417	21,508
Ending balance at Jun. 30, 2022	$ 15,495	$ 0	$ 758,114	$ 15,253	$ 104,957	$ (862,513)	$ 15,811	$ (316)